Note Allowance for loan losses (Allowance Movement) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 601,792	$ 640,555
Provision for loan losses	241,478	263,370
Charge-offs	(373,266)	(372,088)
Recoveries	104,709	125,831
Net recovery (write-down)	(37,602)	(35,674)
Net write-downs related to loans transferred to discontinued operations		(20,202)
Balance at end of period	537,111	601,792	$ 640,555
Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Provision for loan losses	(241,478)	(270,134)	(606,106)
Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	519,719
Balance at end of period	502,935	519,719
Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	82,073
Balance at end of period	34,176	82,073
PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	571,208
Balance at end of period	504,099	571,208
PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	489,135	426,775
Provision for loan losses	216,832	242,849
Charge-offs	(288,585)	(245,941)
Recoveries	77,411	65,452
Net recovery (write-down)	(37,907)
Allowance Transferred From Covered Loans	13,037
Balance at end of period	469,923	489,135	426,775
PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	82,073	102,092
Provision for loan losses	24,020	46,135
Charge-offs	(70,033)	(77,531)
Recoveries	12,976	11,377
Net recovery (write-down)	(1,823)
Allowance Transferred To Non Covered Loans	(13,037)
Balance at end of period	34,176	82,073	102,092
UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	30,584
Balance at end of period	33,012	30,584
UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	30,584	82,283
Provision for loan losses	626	(18,850)
Allowance transferred from discontinued operations		7,984
Charge-offs	(14,648)	(44,164)
Recoveries	14,322	39,005
Net recovery (write-down)	2,128	(35,674)
Balance at end of period	33,012	30,584	82,283
UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	29,405
Provision for loan losses		(6,764)
Allowance transferred to continuing operations		(7,984)
Charge-offs		(4,452)
Recoveries		9,997
Net write-downs related to loans transferred to discontinued operations		(20,202)
Balance at end of period		0	29,405
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	242,108	217,180
Provision for loan losses	95,213	128,590
Charge-offs	(145,104)	(124,766)
Recoveries	43,624	56,661
Net recovery (write-down)	(39,008)	(19,182)
Net write-downs related to loans transferred to discontinued operations		(16,375)
Balance at end of period	196,833	242,108	217,180
Commercial | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	211,237
Balance at end of period	196,833	211,237
Commercial | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	30,871
Balance at end of period	0	30,871
Commercial | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	232,460
Balance at end of period	186,925	232,460
Commercial | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	201,589	128,150
Provision for loan losses	88,680	112,821
Charge-offs	(105,716)	(70,402)
Recoveries	31,826	31,020
Net recovery (write-down)	(37,907)
Allowance Transferred From Covered Loans	8,453
Balance at end of period	186,925	201,589	128,150
Commercial | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	30,871	42,198
Provision for loan losses	10,115	21,579
Charge-offs	(37,936)	(34,741)
Recoveries	6,504	1,835
Net recovery (write-down)	(1,101)
Allowance Transferred To Non Covered Loans	(8,453)
Balance at end of period	0	30,871	42,198
Commercial | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	9,648
Balance at end of period	9,908	9,648
Commercial | UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	9,648	24,930
Provision for loan losses	(3,582)	(2,979)
Allowance transferred from discontinued operations		7,984
Charge-offs	(1,452)	(16,628)
Recoveries	5,294	15,523
Net recovery (write-down)	0	(19,182)
Balance at end of period	9,908	9,648	24,930
Commercial | UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	21,902
Provision for loan losses		(2,831)
Allowance transferred to continuing operations		(7,984)
Charge-offs		(2,995)
Recoveries		8,283
Net write-downs related to loans transferred to discontinued operations		(16,375)
Balance at end of period		0	21,902
Construction
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	13,872	24,833
Provision for loan losses	15,039	12,786
Charge-offs	(38,714)	(37,945)
Recoveries	19,214	14,225
Net recovery (write-down)	(542)	0
Net write-downs related to loans transferred to discontinued operations		(27)
Balance at end of period	8,869	13,872	24,833
Construction | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	6,670
Balance at end of period	8,869	6,670
Construction | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,202
Balance at end of period	0	7,202
Construction | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	12,685
Balance at end of period	4,957	12,685
Construction | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	5,483	5,095
Provision for loan losses	(2,836)	(3,121)
Charge-offs	(13,628)	(1,722)
Recoveries	14,514	5,231
Net recovery (write-down)	0
Allowance Transferred From Covered Loans	1,424
Balance at end of period	4,957	5,483	5,095
Construction | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,202	19,491
Provision for loan losses	15,150	15,397
Charge-offs	(25,086)	(36,223)
Recoveries	4,700	8,537
Net recovery (write-down)	(542)
Allowance Transferred To Non Covered Loans	(1,424)
Balance at end of period	0	7,202	19,491
Construction | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,187
Balance at end of period	3,912	1,187
Construction | UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	1,187	214
Provision for loan losses	2,725	736
Allowance transferred from discontinued operations		0
Charge-offs	0	0
Recoveries	0	237
Net recovery (write-down)	0	0
Balance at end of period	3,912	1,187	214
Construction | UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	33
Provision for loan losses		(226)
Allowance transferred to continuing operations		0
Charge-offs		0
Recoveries		220
Net write-downs related to loans transferred to discontinued operations		(27)
Balance at end of period		0	33
Mortgages
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	164,270	192,935
Provision for loan losses	55,138	32,504
Charge-offs	(61,124)	(58,062)
Recoveries	3,626	4,424
Net recovery (write-down)	5,369	(7,531)
Net write-downs related to loans transferred to discontinued operations		0
Balance at end of period	167,279	164,270	192,935
Mortgages | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	123,322
Balance at end of period	133,312	123,322
Mortgages | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	40,948
Balance at end of period	33,967	40,948
Mortgages | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	161,808
Balance at end of period	162,294	161,808
Mortgages | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	120,860	130,330
Provision for loan losses	57,876	34,530
Charge-offs	(53,296)	(45,389)
Recoveries	2,305	1,389
Net recovery (write-down)	0
Allowance Transferred From Covered Loans	582
Balance at end of period	128,327	120,860	130,330
Mortgages | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	40,948	36,006
Provision for loan losses	(1,011)	13,384
Charge-offs	(6,158)	(9,156)
Recoveries	930	714
Net recovery (write-down)	(160)
Allowance Transferred To Non Covered Loans	(582)
Balance at end of period	33,967	40,948	36,006
Mortgages | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,462
Balance at end of period	4,985	2,462
Mortgages | UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,462	26,599
Provision for loan losses	(1,727)	(15,410)
Allowance transferred from discontinued operations		0
Charge-offs	(1,670)	(3,517)
Recoveries	391	2,321
Net recovery (write-down)	5,529	(7,531)
Balance at end of period	4,985	2,462	26,599
Mortgages | UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	0
Provision for loan losses		0
Allowance transferred to continuing operations		0
Charge-offs		0
Recoveries		0
Net write-downs related to loans transferred to discontinued operations		0
Balance at end of period		0	0
Legacy
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,944	13,704
Provision for loan losses	(3,017)	(10,423)
Charge-offs	(2,019)	(8,628)
Recoveries	4,779	18,541
Net recovery (write-down)	0	(8,850)
Net write-downs related to loans transferred to discontinued operations		(1,400)
Balance at end of period	2,687	2,944	13,704
Legacy | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,944
Balance at end of period	2,687	2,944
Legacy | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Legacy | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,944
Balance at end of period	2,687	2,944
Legacy | UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	2,944	11,335
Provision for loan losses	(3,017)	(8,611)
Allowance transferred from discontinued operations		0
Charge-offs	(2,019)	(8,071)
Recoveries	4,779	17,141
Net recovery (write-down)	0	(8,850)
Balance at end of period	2,687	2,944	11,335
Legacy | UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	2,369
Provision for loan losses		(1,812)
Allowance transferred to continuing operations		0
Charge-offs		(557)
Recoveries		1,400
Net write-downs related to loans transferred to discontinued operations		(1,400)
Balance at end of period		0	2,369
Leasing
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,131	10,622
Provision for loan losses	7,165	470
Charge-offs	(5,561)	(6,028)
Recoveries	2,258	2,067
Net recovery (write-down)	0	0
Net write-downs related to loans transferred to discontinued operations		0
Balance at end of period	10,993	7,131	10,622
Leasing | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,131
Balance at end of period	10,993	7,131
Leasing | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0
Balance at end of period	0	0
Leasing | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,131
Balance at end of period	10,993	7,131
Leasing | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	7,131	10,622
Provision for loan losses	7,165	470
Charge-offs	(5,561)	(6,028)
Recoveries	2,258	2,067
Net recovery (write-down)	0
Allowance Transferred From Covered Loans	0
Balance at end of period	10,993	7,131	10,622
Leasing | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	0	0
Provision for loan losses	0	0
Charge-offs	0	0
Recoveries	0	0
Net recovery (write-down)	0
Allowance Transferred To Non Covered Loans	0
Balance at end of period	0	0	0
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	171,467	181,281
Provision for loan losses	71,940	99,443
Charge-offs	(120,744)	(136,659)
Recoveries	31,208	29,913
Net recovery (write-down)	(3,421)	(111)
Net write-downs related to loans transferred to discontinued operations		(2,400)
Balance at end of period	150,450	171,467	181,281
Consumer | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	168,415
Balance at end of period	150,241	168,415
Consumer | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	3,052
Balance at end of period	209	3,052
Consumer | PUERTO RICO
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	157,124
Balance at end of period	138,930	157,124
Consumer | PUERTO RICO | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	154,072	152,578
Provision for loan losses	65,947	98,149
Charge-offs	(110,384)	(122,400)
Recoveries	26,508	25,745
Net recovery (write-down)	0
Allowance Transferred From Covered Loans	2,578
Balance at end of period	138,721	154,072	152,578
Consumer | PUERTO RICO | Covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	3,052	4,397
Provision for loan losses	(234)	(4,225)
Charge-offs	(853)	(2,589)
Recoveries	842	291
Net recovery (write-down)	(20)
Allowance Transferred To Non Covered Loans	(2,578)
Balance at end of period	209	3,052	4,397
Consumer | UNITED STATES | Non-covered loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	14,343
Balance at end of period	11,520	14,343
Consumer | UNITED STATES | Non-covered loans | Continuing Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	14,343	19,205
Provision for loan losses	6,227	7,414
Allowance transferred from discontinued operations		0
Charge-offs	(9,507)	(15,948)
Recoveries	3,858	3,783
Net recovery (write-down)	(3,401)	(111)
Balance at end of period	11,520	14,343	19,205
Consumer | UNITED STATES | Non-covered loans | Discontinued Operations
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of period	$ 0	5,101
Provision for loan losses		(1,895)
Allowance transferred to continuing operations		0
Charge-offs		(900)
Recoveries		94
Net write-downs related to loans transferred to discontinued operations		(2,400)
Balance at end of period		$ 0	$ 5,101